COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 29, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
5	COMMITMENTS AND CONTINGENCIES

We lease office space, certain broadcasting facilities, distribution centers, delivery vehicles and equipment under both short-term and long-term leases accounted for as operating leases.  Some of the lease agreements contain renewal options and rental escalation clauses, as well as provisions for the payment of utilities, maintenance and taxes.

As of December 29, 2013, our future minimum rental payments due under noncancellable operating lease agreements consist of the following:

Due In
Fiscal Year

2014	$2,433
2015	1,709
2016	1,127
2017	1,024
2018	501
Thereafter	1,857
$8,651

Our publishing businesses lease delivery trucks accounted for as capital leases.  As of December 29, 2013, our future minimum rental payments due under capital lease agreements consist of the following:

Due In
Fiscal Year

2014	$79
2015	82
2016	57
2017	37
2018	38
Thereafter	30
$323

Rent expense charged to our continuing operations for 2013, 2012 and 2011 was $4,333, $4,545 and $4,207, respectively.  We amortize rent expense on a straight-line basis for leases with rent escalation clauses. Rental income from subleases included in our continuing operations for 2013, 2012 and 2011 was $222, $218, and $67, respectively.  There were no noncancellable subleases as of December 29, 2013.

We have $1,879 of standby letters of credit for business insurance purposes.

Over the next four years, we are committed to purchase and provide advertising time in the amount of $9,510 for television program rights that currently are not available for broadcast, including programs not yet produced. If such programs are not produced, our corresponding commitment would expire without obligation.

We provided a guarantee to the landlord of our former New England community publications business, which was sold in 2007, with respect to tenant liabilities and obligations associated with a lease which expires in December 2016. As of December 29, 2013, our potential obligation pursuant to the guarantee was $549, plus costs of collection, attorney fees and other charges incurred if the tenant defaults.  As part of the sales transaction, we received a guarantee from the parent entity of the buyer of our New England business that the buyer will satisfy all the liabilities and obligations of the assigned lease. In the event that the buyer fails to satisfy its liabilities and obligations and the landlord invokes our guarantee, we have a right to indemnification from the buyer's parent entity.